18a. INCOME TAXES	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
18a. INCOME TAXES

The Company has incurred losses since inception, which have generated net operating loss carryforwards.  The net operating loss carryforwards arise from United States sources.

Pretax losses arising from United States operations were approximately $1,522,000 for the year ended September 30, 2012. Pretax losses arising from United States operations were approximately $2,534,000 for the year ended September 30, 2011.

The Company has non- US net operating loss carryforwards of approximately $11,877,200, which expire in 2019-2030 and US of approximately $11,877,200 which expire in 2019-2030. Because it is not more likely than not that sufficient tax earnings will be generated to utilize the net operating loss carryforwards, a corresponding valuation allowance of approximately $1,164,000 and $1,151,000 was established as of September 30, 2012 and 2011, respectively. Additionally, under the Tax Reform Act of 1986, the amounts of, and benefits from, net operating losses may be limited in certain circumstances, including a change in control.

Section 382 of the Internal Revenue Code generally imposes an annual limitation on the amount of net operating loss carryforwards that may be used to offset taxable income when a corporation has undergone significant changes in its stock ownership. There can be no assurance that the Company will be able to utilize any net operating loss carryforwards in the future.

For the year ended September 30, 2012, the Company’s effective tax rate differs from the federal statutory rate principally due to net operating losses and warrants issued for services.

The principal components of the Company’s deferred tax assets at September 30, 2012 are as follows:

	2012	2011
U.S. operations loss carry forward at statutory rate of 42.6%	$(1,163,832)	$(1,151,090)
Less Valuation Allowance	1,163,832	1,151,090
Net Deferred Tax Assets	-	-
Change in Valuation allowance	$-	$-

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the period ended September 30, 2012 and 2011 is as follows:

	2012	2011
Federal Statutory Rate	-42.6%	-42.6%
Increase in Income Taxes Resulting from:
Change in Valuation allowance	42.6%	42.6%
Effective Tax Rate	0.0%	0.0%

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.